GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2015, 2014 and 2013 and real estate property as of December, 31, 2015, 2014 and 2013:

	2015		2014		2013
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,503	$165,371	$12,830	$166,921	$12,973	$187,990
Germany	1,914	30,820	-	-	-	-
United States	856	18,649	1,108	18,283	738	21,771

	$15,273	$214,840	$13,938	$185,204	$13,711	$209,761